Financial risk sensitivity analysis - Foreign currency sensitivity (Details) - Currency risk - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%
EUR | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R 1,075	R 710
Result of strengthening in functional currency	R (1,075)	R (710)
EUR | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R 33	R 368
Result of strengthening in functional currency	R (33)	R (368)
EUR | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R 119	R 231
Result of strengthening in functional currency	R (119)	R (231)
USD | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R 242	R (149)
Result of strengthening in functional currency	R (242)	R 149
USD | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R 103	R 814
Result of strengthening in functional currency	R (103)	R (814)
USD | AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R 39	R (33)
Result of strengthening in functional currency	R (39)	R 33
USD | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R (24)	R (33)
Result of strengthening in functional currency	R 24	R 33
GBP | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R (5)	R (78)
Result of strengthening in functional currency	R 5	R 78
ZAR | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R (98)	R (22)
Result of strengthening in functional currency	R 98	R 22
ZAR | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R (24)	R 2
Result of strengthening in functional currency	R 24	R (2)
ZAR | AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%
Result of weakening in functional currency	R (18)
Result of strengthening in functional currency	R 18
AUD | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate (percent)	5.00%	5.00%
Result of weakening in functional currency	R 50	R 598
Result of strengthening in functional currency	R (50)	R (598)